CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (unaudited) - USD ($) $ in Thousands	Total	Series A	Series B	Series C	IPO	Private Placement	Common Stock	Common Stock IPO	Common Stock Private Placement	Additional Paid In Capital	Additional Paid In Capital IPO	Additional Paid In Capital Private Placement	Retained Earnings	Accumulated Other Comprehensive Income	Redeemable Convertible Preferred Stock Series A	Redeemable Convertible Preferred Stock Series B	Redeemable Convertible Preferred Stock Series C
Beginning Balance at Dec. 31, 2019	$ (32,738)						$ 1			$ 308			$ (33,047)		$ 28,894	$ 42,566
Beginning Balance, Shares at Dec. 31, 2019							255,771								5,413,272	4,986,153
Issuance of Series C redeemable convertible preferred stock for cash, Value, net of transaction costs																$ 42,801
Issuance of Series C redeemable convertible preferred stock for cash, shares, net of transaction costs																3,989,432
Issuance of common stock from vesting of restricted stock, value	40									40
Issuance of common stock from vesting of restricted stock, shares							30,433
Exercise of stock options, value	22									22
Exercise of stock options, shares							47,454
Share-based compensation	1,051									1,051
Net loss	(32,095)												(32,095)
Ending Balance at Dec. 31, 2020	(63,720)						$ 1			1,421			(65,142)		$ 28,894	$ 85,367
Ending Balance, shares at Dec. 31, 2020							333,658								5,413,272	8,975,585
Temporary Equity, Ending Balance at Dec. 31, 2020	114,261	$ 28,894	$ 85,367												$ 28,894	$ 85,367
Temporary Equity, Ending balance, Shares at Dec. 31, 2020		5,413,272	8,975,585												5,413,272	8,975,585
Issuance of Series C redeemable convertible preferred stock for cash, Value, net of transaction costs																	$ 91,186
Issuance of Series C redeemable convertible preferred stock for cash, shares, net of transaction costs																	7,970,812
Issuance of Series C redeemable convertible preferred stock for cash, subscriptions																	$ (10,000)
Issuance of common stock from vesting of restricted stock, value	5									5
Issuance of common stock from vesting of restricted stock, shares							7,173
Exercise of stock options, value	7									7
Exercise of stock options, shares							7,522
Share-based compensation	757									757
Net loss	(11,281)												(11,281)
Ending Balance at Mar. 31, 2021	(74,232)						$ 1			2,190			(76,423)
Ending Balance, shares at Mar. 31, 2021							348,353
Temporary Equity, Ending Balance at Mar. 31, 2021															$ 28,894	$ 85,367	$ 91,186
Temporary Equity, Ending balance, Shares at Mar. 31, 2021															5,413,272	8,975,585	7,970,812
Beginning Balance at Dec. 31, 2020	(63,720)						$ 1			1,421			(65,142)		$ 28,894	$ 85,367
Beginning Balance, Shares at Dec. 31, 2020							333,658								5,413,272	8,975,585
Temporary Equity, Beginning Balance at Dec. 31, 2020	114,261	$ 28,894	$ 85,367												$ 28,894	$ 85,367
Temporary Equity, Beginning balance, shares at Dec. 31, 2020		5,413,272	8,975,585												5,413,272	8,975,585
Issuance of Series C redeemable convertible preferred stock for cash, Value, net of transaction costs																	$ 119,118
Issuance of Series C redeemable convertible preferred stock for cash, shares, net of transaction costs				10,396,707													10,396,707
Issuance of common stock from vesting of restricted stock, value	8									8
Issuance of common stock from vesting of restricted stock, shares							10,445
Exercise of stock options, value	432									432
Exercise of stock options, shares							200,107
Share-based compensation	6,754									6,754
Unrealized loss on investment	(20)													$ (20)
Net loss	(64,969)												(64,969)
Ending Balance at Dec. 31, 2021	(121,515)						$ 1			8,615			(130,111)	(20)	$ 28,894	$ 85,367	$ 119,118
Ending Balance, shares at Dec. 31, 2021							544,210								5,413,272	8,975,585	10,396,707
Temporary Equity, Ending Balance at Dec. 31, 2021	233,379	$ 28,894	$ 85,367	$ 119,118
Temporary Equity, Ending balance, Shares at Dec. 31, 2021		5,413,272	8,975,585
Issuance of common stock, net of transaction costs, value					$ 127,283	$ 9,958		$ 9	$ 1		$ 127,274	$ 9,957
Issuance of common stock , net of transaction costs, shares								9,487,500	590,318
Conversion of preferred stock to common stock, value	233,379						$ 25			233,354					$ (28,894)	$ (85,367)	$ (119,118)
Conversion of preferred stock to common stock, shares							24,785,564								(5,413,272)	(8,975,585)	(10,396,707)
Issuance of common stock from vesting of restricted stock, value	107									107
Issuance of common stock from vesting of restricted stock, shares							24,889
Exercise of stock options, value	307									307
Exercise of stock options, shares							286,283
Share-based compensation	4,481									4,481
Unrealized loss on investment	(24)													(24)
Net loss	(32,385)												(32,385)
Ending Balance at Mar. 31, 2022	$ 221,591						$ 36			$ 384,095			$ (162,496)	$ (44)
Ending Balance, shares at Mar. 31, 2022							35,718,764